Shareholder Report, Average Annual Return (Details) B662241_Direxion Daily Gold Miners Index Bear 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Gold Miners Index Bear 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Gold Miners Index Bear 2X Shares NAV
Average Annual Return, Percent	(76.85%)	(42.26%)	(61.77%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MarketVector Global Gold Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MarketVector Global Gold Miners Index
Average Annual Return, Percent	86.22%	14.58%	18.84%